Segments and Related Information - Adjusted EDITDA (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2022	Jul. 03, 2021	Jul. 02, 2022	Jul. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Adjusted EBITDA					$ 60,035	$ 13,139
Management fees					(889)	(518)
Transaction expenses					(3,826)	(988)
Loss on legal settlement					(2,600)
Change in fair value of contingent consideration					4,780	7,081
Impairment of goodwill	$ 0	$ 0	$ 0	$ 0	(52,487)	(28,802)
Depreciation and amortization					(53,675)	(46,475)
Interest expense	(13,085)	(11,227)	(25,428)	(21,138)	(50,477)	(37,659)
Loss on extinguishment of convertible notes		(2,436)		(2,436)	(2,436)
Net loss from continuing operations	$ (25,649)	$ (20,090)	(66,196)	$ (39,907)	(101,575)	(94,222)
Telecom
Segment Reporting Information [Line Items]
Adjusted EBITDA					32,542	2,409
Impairment of goodwill			$ (89,421)		(52,487)	52,487
Renewables and Recovery Logistics
Segment Reporting Information [Line Items]
Adjusted EBITDA					44,869	28,943
Corporate
Segment Reporting Information [Line Items]
Adjusted EBITDA					$ (17,376)	$ (18,213)